Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Assumptions used to Determine Fair Value of Share Options Granted	Assumptions used to determine the fair value of share options granted during 2016 and 2017 are summarized in the following table:

	For the years ended December 31,
	2016	2017
Risk-free interest rate (%)	2.47	1.56 to 2.33
Volatility (%)	49.8 to 49.9	50.9 to 52.4
Expected exercise multiple	2.2 to 2.8	2.2 to 2.8
Dividend yield	Nil	Nil
Expected life (in years)	10	10
Exercise price	Nil	Nil
Fair value of ordinary shares (RMB)	25.89 to 26.04	81.94 to 94.22

Summary of Share Option Activity

A summary of share option activity under the 2016 Plan for the year ended December 31, 2018 is as follows:

		Weighted average	Weighted average	Weighted average remaining	Aggregated
	Number of shares	exercise price	grant date fair value	contractual term	intrinsic value
		RMB	RMB	Years	RMB
Balance, December 31, 2017	15,752,273	—	28.51	8.97	1,358,130,772
Granted	3,636,000	—	53.79
Exercised	(3,590,783)	—	43.40
Forfeited	(583,975)	—	67.79
Balance, December 31, 2018	15,213,515	—	29.53	8.38	424,630,143
Vested and expected to vest
as of December 31, 2018	14,813,554	—	31.53	8.38	413,466,692
Exercisable, December 31, 2018	9,864,962	—	25.25	7.96	275,344,667

Summary of Allocated Share-based Compensation Expense

For the years ended December 31, 2016, 2017 and 2018, the Company allocated share-based compensation expense as follows:

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Sales and marketing	690,486	1,890,690	5,641,771	820,562
General and administrative	18,986,103	42,848,932	38,586,741	5,612,209
Research and development	2,457,031	19,316,229	13,752,975	2,000,287
	22,133,620	64,055,851	57,981,487	8,433,058